Condensed Unaudited Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Income/(loss) for the quarter	$ (12,936,345)	$ 3,281,362	$ (14,844,526)	$ (17,348,503)
Adjustments for:
Amortization	211,558	261,298	445,187	529,980
Stock-based compensation expense	1,415,524	551,035	3,950,082	2,551,027
Share-based payment expense		171,101		245,942
Interest expense/(income)		26,230		58,083
Interest expense/(income)	(14,018)		(52,663)
Changes in fair value of derivative liability	6,914,325	(8,546,219)	2,912,203	5,520,391
Deferred income tax expense/( recovery)	4,675	(6,419)	(27,275)	(49,175)
Changes in non-cash working capital items:
Receivables	40,131	(580,043)	150,873	(516,319)
Prepaid expenses	237,169	(2,922,683)	252,210	(4,810,789)
Inventory	(537,453)	(200,494)	(559,507)	(642,182)
Trade payables and accrued liabilities	(1,152,893)	(307,901)	(1,279,068)	(485,061)
Customer deposits and construction contract liability	67,747	29,710	81,953	55,734
Net cash flows used in operating activities	(5,749,580)	(8,243,023)	(8,970,531)	(14,890,872)
Investing activities
Investments in restricted cash	3,212	740	(4,149)	1,631
Expenditures on plant and equipment	(223,849)	(1,093,016)	(339,884)	(1,268,815)
Proceeds from intangible assets				8,042
Net cash flows used in investing activities	(220,637)	(1,092,276)	(344,033)	(1,259,142)
Financing activities
Interest received	408	2,967	193,866	12,087
Interest from net investment in sublease	5,167		8,995
Interest paid			(395)	(150)
Interest on lease payments	(26,685)	(32,730)	(56,351)	(68,185)
Repayment of shareholder loans	(1,038)	(1,038)	(2,076)	(2,077)
Repayment of leases	(145,618)	(133,215)	(292,672)	(299,647)
Payment received for net investment in sublease	36,392		59,464
Proceeds from issuance of common shares for options exercised	7,500	35,008	7,500	35,008
Proceeds from issuance of common shares for warrants exercised	150,000	145,153	150,000	4,195,286
Proceeds on issuance of common shares - net of issue costs	49,530,590	(10,425)	49,530,590	14,714,796
Net cash flows from financing activities	49,556,716	5,720	49,598,921	18,587,118
Increase/(decrease) in cash and cash equivalents	43,586,499	(9,329,579)	40,284,357	2,437,104
Effect of exchange rate changes on cash	131,668	21,904	(127,453)	24,587
Cash and cash equivalents, beginning	7,534,585	30,696,299	11,095,848	18,926,933
Cash and cash equivalents, ending	$ 51,252,752	21,388,624	$ 51,252,752	21,388,624
Supplemental schedule of non-cash financing and investing transactions:
Shares issued for services		$ 171,101		$ 245,942